Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.3%)
AT&T, Inc.	706,600	20,597
Verizon Communications, Inc.	418,200	22,470

Total		43,067

Consumer Discretionary (11.1%)
Comcast Corp. - Class A	513,011	17,637
Dollar Tree, Inc. *	299,600	22,012
Lowe’s Companies, Inc.	228,100	19,628
The Walt Disney Co.	170,488	16,469

Total		75,746

Consumer Staples (13.3%)
Archer-Daniels-Midland Co.	576,600	20,285
Conagra Brands, Inc.	827,533	24,280
CVS Health Corp.	385,700	22,883
Mondelez International, Inc.	465,200	23,297

Total		90,745

Energy (4.0%)
ConocoPhillips	507,800	15,640
Marathon Oil Corp.	1,177,705	3,875
Occidental Petroleum Corp.	647,900	7,503

Total		27,018

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Financials (13.2%)
The Allstate Corp.	224,200	20,566
American International Group, Inc.	599,100	14,528
The Bank of New York Mellon Corp.	569,200	19,171
Marsh & McLennan Cos., Inc.	235,600	20,370
Truist Financial Corp.	493,500	15,219

Total		89,854

Health Care (20.9%)
Abbott Laboratories	304,600	24,036
Cardinal Health, Inc.	486,400	23,318
Cigna Corp.	139,103	24,646
Johnson & Johnson	178,500	23,407
Merck & Co., Inc.	302,800	23,297
Pfizer, Inc.	720,300	23,511

Total		142,215

Industrials (8.1%)
Caterpillar, Inc.	107,430	12,466
Northrop Grumman Corp.	74,500	22,540
Raytheon Co.	122,400	16,053
Waste Management, Inc.	41,925	3,881

Total		54,940

Information Technology (12.9%)
Broadcom, Inc.	91,400	21,671
Cisco Systems, Inc.	561,800	22,084
Intel Corp.	415,000	22,460
Oracle Corp.	442,800	21,401

Total		87,616

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Materials (2.4%)
DuPont de Nemours, Inc.	482,984	16,470
Total		16,470

Real Estate (3.1%)
Equity Residential	335,495	20,703

Total		20,703

Utilities (3.1%)
Edison International	381,300	20,892

Total		20,892

Total Common Stocks (Cost: $644,030)		669,266

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	6,694,463	6,694
Total		6,694

Total Short-Term Investments (Cost: $6,694)		6,694

Total Investments (99.4%) (Cost: $650,724)@		675,960

Other Assets, Less Liabilities (0.6%)		4,277

Net Assets (100.0%)		680,237

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $650,724 and the net unrealized appreciation of investments based on that cost was $25,236 which is comprised of $122,177 aggregate gross unrealized appreciation and $96,941 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$669,266	$—	$—
Short-Term Investments	6,694	—	—

Total Assets:	$675,960	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand